Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 381,319	$ 988,696
Accounts receivable	1,920,000
Other receivables	97,300	1,002,300
Prepayments and advances	1,943,000	1,170,000
Total current assets	4,341,619	3,160,996
OTHER ASSETS
Property, plant and equipment, net	10,100,829	3,958,335
Intangible assets, net	4,652,170
Total other assets	14,752,999	3,958,335
Total assets	19,094,618	7,119,331
CURRENT LIABILITIES:
Other payables and accrued liabilities	456,599	518,122
Other payables - related parties	10,711	10,711
Total current liabilities	467,310	528,833
Total liabilities	467,310	528,833
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.001 par value, 200,000,000 shares authorized, 56,551,811 and 25,623,822 shares issued and outstanding as of December 31, 2020 and June 30, 2020, respectively	56,552	25,624
Additional paid-in-capital	86,191,477	69,689,789
Deferred stock compensation	(723,375)	(1,201,183)
Deficit	(66,897,346)	(61,923,732)
Total shareholders’ equity	18,627,308	6,590,498
Total liabilities and shareholders’ equity	$ 19,094,618	$ 7,119,331